Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2018 and 2019 consists of the following:

	Millions of yen
	2018	2019
Total Minimum lease payments to be received	¥1,358,322	¥1,312,418
Less: Estimated executory costs	(57,959)	(60,787)
Minimum lease payments receivable	1,300,363	1,251,631
Estimated residual value	37,216	37,655
Initial direct costs	6,489	6,337
Unearned lease income	(149,180)	(139,991)

	¥1,194,888	¥1,155,632

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

Minimum lease payments receivable are due in periodic installments through fiscal 2039. At March 31, 2019, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2020	¥457,752
2021	304,985
2022	207,918
2023	123,066
2024	69,670
Thereafter	88,240

Total	¥1,251,631